UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):			[ ] is a restatement.
							[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Mont Pelerin Capital, LLC
				Address:		660 Newport Center Drive
							Suite 1220
							Newport Beach, CA 92660
				Form 13F File Number:	28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Christopher Ainsworth
Title:				CCO, COO, CFO
Phone:				949-706-6707
Signature,			Place,				and Date of Signing:
Christopher Ainsworth		Newport Beach, CA		February 8, 2008
Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		28
Form 13F Information Table Value Total:		$149,189

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
								 Value		Shares/		SH/	Put/	Invstmt	Other	   Voting Authority
Name of issuer			Title of Class	CUSIP		(x$1000)	PRN AMT		PRN	Call	Dscretn	Managers  Sole	Shared	None
----------------------------	--------------	-----------	--------	---------	---	----	-------	--------  ----	------	----
CORE LABORATORIES N V		COM		N22717 10 7	$5,789 		46,416 		SH	SOLE	NONE	SOLE
WEATHERFORD INTERNATIONAL LT	COM		G95089 10 1	$6,952 		101,347 	SH	SOLE	NONE	SOLE
AAR CORP			COM		000361 10 5	$7,922 		208,296 	SH	SOLE	NONE	SOLE
AMERICAN WOODMARK CORP		COM		030506 10 9	$(2,336)	(128,500)	SH	SOLE	NONE	SOLE
BE AEROSPACE INC		COM		073302 10 1	$7,875 		148,868 	SH	SOLE	NONE	SOLE
BRUNSWICK CORP			COM		117043 10 9	$(3,293)	(193,125)	SH	SOLE	NONE	SOLE
COGNIZANT TECHNOLOGY SOLUTIO	CLA		192446 10 2	$3,708 		109,256 	SH	SOLE	NONE	SOLE
CROCS INC			COM		227046 10 9	$3,632		98,655 		SH	SOLE	NONE	SOLE
ETHAN ALLEN INTERIORS INC	COM		297602 10 4	$(2,732)	(95,872)	SH	SOLE	NONE	SOLE
FMC TECHNOLOGIES INC		COM		30249U 10 1	$3,929 		69,300 		SH	SOLE	NONE	SOLE
FOCUS MEDIA HLDG LTD		SPONSORED ADR	34415V 10 9	$6,359		111,931 	SH	SOLE	NONE	SOLE
GILDAN ACTIVEWEAR INC		COM		375916 10 3	$6,368 	 	154,720 	SH	SOLE	NONE	SOLE
HANSEN NAT CORP			COM		411310 10 5	$5,641 	 	127,369 	SH	SOLE	NONE	SOLE
HOLOGIC INC			COM		436440 10 1	$7,362 	 	107,256 	SH	SOLE	NONE	SOLE
INTUITIVE SURGICAL INC		COM NEW		46120E 60 2	$8,169 	 	25,291	 	SH	SOLE	NONE	SOLE
INVENTIV HEALTH INC		COM		46122E 10 5	$4,616 	 	149,093 	SH	SOLE	NONE	SOLE
INTUITIVE SURGICAL INC		COM NEW		46120E 60 2	$(2,721)	(8,425)		SH	SOLE	NONE	SOLE
ISHARES TR			S&P MIDCAP 400	464287 50 7	$(17,328)	(204,000)	SH	SOLE	NONE	SOLE
KENDLE INTERNATIONAL INC	COM		48880L 10 7	$5,228 	 	106,863 	SH	SOLE	NONE	SOLE
MANITOWOC INC			COM		563571 10 8	$6,981 	 	142,963 	SH	SOLE	NONE	SOLE
MARINEMAX INC			COM		567908 10 8	$(3,057)	(197,221)	SH	SOLE	NONE	SOLE
METROPCS COMMUNICATIONS INC	COM		591708 10 2	$540 	 	27,785 		SH	SOLE	NONE	SOLE
NICE SYS LTD			SPONSORED ADR	653656 10 8	$6,816 	 	198,599 	SH	SOLE	NONE	SOLE
P F CHANGS CHINA BISTRO INC	COM		69333Y 10 8	$(2,598)	113,760 	SH	SOLE	NONE	SOLE
PRECISION CASTPARTS CORP	COM		740189 10 5	$7,278 	 	52,470 		SH	SOLE	NONE	SOLE
SELECT COMFORT CORP		COM		81616X 10 3	$(860)	 	(122,700)	SH	SOLE	NONE	SOLE
SIMPSON MANUFACTURING CO INC	COM		829073 10 5	$(2,511)	(94,421)	SH	SOLE	NONE	SOLE
SYNCHRONOSS TECHNOLOGIES INC	COM		87157B 10 3	$6,589 	 	185,918 	SH	SOLE	NONE	SOLE
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